CONSOLIDATED BALANCE SHEETS - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 43,471	€ 63,136
Current portion of net trade accounts and notes receivable	17,858	13,421
Other receivables	1,380	1,522
Inventories	15,112	11,780
Other assets, current portion	659	660
Total current assets	78,480	90,518
Non-current assets
Property and equipment, net	6,471	4,200
Operating lease right-of-use assets	1,722	1,784
Intangible assets, net	1,084	725
Goodwill	2,412	2,412
Deposits and other non-current assets	651	656
Deferred tax assets	729	829
Total assets	91,548	101,123
Current liabilities
Trade accounts and notes payable	11,297	6,647
Deferred revenues, current portion	4,049	4,050
Social security and other payroll withholdings taxes	1,695	1,550
Employee absences compensation	860	798
Income taxes payable	77	219
Other accrued liabilities	4,506	3,873
Short-term borrowings	2,466	1,846
Current obligations under finance leases	195	224
Current portion of operating lease obligations	898	901
Current portion of long-term debt	1,553	1,601
Total current liabilities	27,596	21,708
Non-current liabilities
Deferred revenues, non-current	643	264
Obligations under finance leases	433	324
Operating lease obligations, non-current	882	899
Long-term debt, non-current	1,997	3,587
Other long-term liabilities	3,075	2,710
Total liabilities	34,626	29,492
Shareholders' equity
Common stock, €0.13 par value; 37,373,312 shares issued and 37,103,779 shares outstanding at December 31, 2023 €0.13 par value 37,197,731 shares issued and 36,910,925 shares outstanding at December 31, 2022	4,851	4,776
Additional paid-in capital	120,908	113,952
Retained earnings	(63,549)	(42,372)
Cumulative other comprehensive loss	(4,487)	(3,829)
Treasury stock, at cost 269,533 shares at December 31, 2023 and 286,806 shares at December 31, 2022	(800)	(897)
Total shareholders' equity	56,922	71,632
Total liabilities and shareholders' equity	€ 91,548	€ 101,123